Other accounts receivable and prepaid expenses (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Other accounts receivable and prepaid expenses.
Prepaid expenses		$ 23,310	$ 14,316	$ 18,529
Guarantee deposits		5,800	5,844	6,512
Others		9,746	8,745	4,983
Total	$ 1,969	$ 38,856	$ 28,905	$ 30,024